RELATED PARTY (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals		$ 2,065	$ 1,229
Two Beneficial Owners [Member]
Related Party Transaction [Line Items]
Accrued salaries			42,088
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual	$ 11,950	$ 8,258	$ 5,500